Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases	Leases
The activity related to the Group’s right of use asset and lease liability for the years ended December 31, 2022 and 2021 is as follows:

	Right of use asset, net
	2022 $000s	2021 $000s
Balance at January 1,	17,166	20,098
Additions	163	739
Tenant improvement - lease incentive	—	(733)
Depreciation	(3,047)	(2,938)
Balance at December 31,	14,281	17,166

	Total lease liability
	2022 $000s	2021 $000s
Balance at January 1,	32,990	35,348
Additions	163	1,016
Cash paid for rent - principal - financing cash flow	(4,025)	(3,375)
Cash paid for rent - interest	(1,982)	(2,181)
Interest expense	1,982	2,181
Balance at December 31,	29,128	32,990
Depreciation of the right-of-use assets, which virtually all consist of leased real estate, is included in the General and administrative expenses and Research and development expenses line items in the Consolidated Statements of Comprehensive Income/(Loss). The Company recorded depreciation expense of $3.0 million, $2.9 million and $2.7 million for the years ended December 31, 2022, 2021 and 2020 respectively.
The following details the short term and long-term portion of the lease liability as of December 31, 2022 and 2021:

	Total lease liability
	2022 $000s	2021 $000s
Short-term Portion of Lease Liability	4,972	3,950
Long-term Portion of Lease Liability	24,155	29,040
Total Lease Liability	29,128	32,990
The following table details the future maturities of the lease liability, showing the undiscounted lease payments to be paid after the reporting date:

2022 $000s
Less than one year	6,673
One to two years	6,763
Two to three years	5,168
Three to four years	4,419
Four to five years	4,551
More than five years	7,483
Total undiscounted lease maturities	35,056
Interest	5,928
Total lease liability	29,128
During the year ended December 31, 2019, PureTech entered into a lease agreement for certain premises consisting of approximately 50,858 rentable square feet of space located at 6 Tide Street. The lease commenced on April 26, 2019 (“Commencement Date”) for an initial term consisting of ten years and three months and there is an option to extend for two consecutive periods of five years each. The Company assessed at lease commencement date whether it is reasonably certain to exercise the extension options and deemed such options not reasonably certain to be exercised. The Company will reassess whether it is reasonably certain to exercise the options only if there is a significant event or significant changes in circumstances within its control.
On June 26, 2019, PureTech executed a sublease agreement with Gelesis. The lease is for the approximately 9,446 rentable square feet located on the sixth floor of the Company’s former offices at the 501 Boylston Street building. The sublessee obtained possession of the premises on June 1, 2019 and the rent period term began on June 1, 2019 and expires on August 31, 2025. The sublease was determined to be a finance lease. As of December 31, 2022, the balances related to the sublease were as follows:

Total lease receivable $000s
Short-term Portion of Lease Receivable	450
Long-term Portion of Lease Receivable	835
Total Lease Receivable	1,285
The following table details the future maturities of the lease receivable, showing the undiscounted lease payments to be received after the reporting date:

2022 $000s
Less than one year	513
One to two years	523
Two to three years	353
Total undiscounted lease receivable	1,389
Unearned Finance income	103
Net investment in the lease	1,285
On August 6, 2019, PureTech executed a sublease agreement with Dewpoint Therapeutics, Inc. (“Dewpoint”). The sublease was for approximately 11,852 rentable square feet located on the third floor of the 6 Tide Street building, where the Company’s offices are currently located. Dewpoint obtained possession of the premises on September 1, 2019 with a rent period term that began on September 1, 2019, and expired on August 31, 2021. The sublease was determined to be an operating lease.
Rental income recognized by the Company during the years ended December 31, 2021 and 2020 was $0.6 million and $1.1 million, respectively and is included in the Other income/(expense) line item in the Consolidated Statements of Comprehensive Income/(Loss).